Securities Act Registration No. 333-49109

Investment Company Act Reg. No. 811-08723

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [30]

and/or

Registration Statement Under The Investment Company Act Of 1940  [X]

Amendment No.  [34]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant as Specified in Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

with a copy to:

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

It is proposed that this filing will become effective (check appropriate box):

/  /     immediately upon filing pursuant to paragraph (b)

/X/    on June 12, 2017, pursuant to paragraph (b)

/  /     60 days after filing pursuant to paragraph (a)(1)

/  /     75 days after filing pursuant to paragraph (a)(2)

/  /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/X/     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 30 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 29 to its Registration Statement until June 12,

2017.  Parts A, B, and C of Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 filed on March 17, 2017 (accession number 0001162044-17-000267) are incorporated by reference herein.

This Post-Effective Amendment No. 29 relates to the Upright Assets Allocation Plus Fund, and Upright Growth and Income Fund, two series of Upright Investments Trust (the “Trust”).

This Amendment does not affect the currently effective prospectuses and statements of additional information for the series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company

Act of 1940, the Registrant  has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and State of New Jersey on May 30, 2017.

Upright Investments Trust

(Registrant)

By: /s/ David Y.S. Chiueh

David Y.S. Chiueh, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Date

/s/ David Y.S. Chiueh

                                                            May 30, 2017

President, CFO and Trustee

/s/ Alice Chen

May 30, 2017

Trustee

/s/ Carol Jou

May 30, 2017

Chief Compliance Officer and Trustee